Basis of presentation and accounting policies - Inframerica Concessionaria do Aeroporto de Brasilia S.A (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Non-current assets	$ 3,463,635	$ 3,415,936
Current assets	985,042	765,514
Total assets	4,448,677	4,181,450
Non-current liabilities	2,059,415	2,059,760
Current liabilities	728,514	603,730
Total liabilities	2,787,929	2,663,490
Equity	1,660,748	1,517,960	$ 803,909	$ 862,369
Revenue recognized	1,962,134	1,843,267	1,400,038
Gross profit	689,771	605,934	485,361
Operating income	488,284	447,253	540,637
Financial results	(186,685)	160,475	(345,519)
Income tax	74,963	298,820	(24,241)
Net loss	257,719	307,912	226,467
Other comprehensive (loss) / income for the year	(77,149)	463,516	(281,750)
Total comprehensive loss for the year	180,570	771,428	(55,283)
Inframerica Concessionaria do Aeroporto de Brasilia S.A.
Disclosure of subsidiaries [line items]
Non-current assets	488,702	460,853
Current assets	109,656	63,567
Total assets	598,358	524,420
Non-current liabilities	781,473	703,624
Current liabilities	278,941	180,425
Total liabilities	1,060,414	884,049
Equity	(462,056)	(359,629)
Revenue recognized	118,527	108,991	100,252
Gross profit	47,693	40,646	31,262
Operating income	39,957	50,539	37,816
Financial results	(95,610)	(99,915)	(102,953)
Income tax		(33,332)	3,250
Net loss	(55,653)	(82,708)	(61,887)
Other comprehensive (loss) / income for the year	(46,774)	92,353	(25,918)
Total comprehensive loss for the year	(102,427)	9,645	(87,805)
Increase / (decrease) in cash
Provided by operating activities	70,428	16,423	6,876
Used in investing activities	(137)	(40)	(16)
(Used in)/ provided by financing activities	$ (28,093)	$ (29,942)	$ (12,784)